Acquisition of Navios Acquisition - Acquired finite lived intangible liability (Details) - USD ($) $ in Thousands	Aug. 25, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Favorable lease terms	$ 112,139
Unfavorable lease terms	$ (6,529)	$ (224,490)